SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Schedule of warrant outstanding and exercisable

Issued in
connection	Number	Exercise	Date of	Date	Date of
with or for	Outstanding	Price	Issue	Vested	Expiration
Financing	5,000,000	$0.01	May 10, 2019	May 10, 2019	May 10, 2022
Financing	3,750,000	$0.01	Jan. 21, 2019	Jan. 21, 2019	Jan. 21, 2024
Financing	12,000,000	$0.01	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2023
Financing	2,500,000	$0.01	Aug. 19, 2019	Aug. 19, 2019	Aug. 19, 2024
Financing	10,000,000	$0.01	March 1, 2021	March 1, 2021	March 1, 2031
Financing	20,000,000	$0.01	April 1, 2021	April 1, 2021	April 1, 2031
Financing	2,096,875	$0.01	June 6, 2021	June 6, 2021	June 6, 2024
Financing	12,000,000	$0.01	Jan 1, 2021	Jan 1, 2021	Jan 1, 2026
Financing	1,000,000	$0.01	Feb. 1, 2023	Feb. 1, 2023	Feb. 1, 2026
Financing	1,000,000	$0.01	March 1, 2021	March 3, 2021	March 5, 2021
Financing	1,000,000	$0.01	April 1, 2021	April 1, 2021	April 1, 2026
Financing	1,000,000	$0.01	May 1, 2021	May 3, 2021	May 6, 2021
Financing	1,000,000	$0.01	June 1, 2021	June 3, 2021	June 5, 2021
Financing	1,000,000	$0.01	July 1, 2021	July 3, 2021	July 5, 2021
Financing	1,000,000	$0.01	Aug. 1, 2021	Aug. 1, 2021	Aug. 1, 2026
Financing	1,000,000	$0.01	Sept. 1,2021	Sept. 1,2021	Sept. 1,2026
Financing	1,000,000	$0.01	Oct. 1, 2022	Oct. 1, 2022	Oct. 1, 2026
Financing	1,000,000	$0.01	Nov. 1, 2021	Nov. 1, 2021	Nov. 1, 2026
Financing	1,000,000	$0.01	Dec. 1, 2021	Dec. 1, 2021	Dec. 1, 2026
	78,346,875

All warrants are exercisable at any time through the date of expiration. All agreements provide for the number of shares to be adjusted in the event of a stock split, a reverse stock split, a share exchange or other conversion or exchange event in which case the number of warrants and the exercise price of the warrants shall be adjusted on a proportional basis.

The following is a summary of outstanding and exercisable warrants at December 31, 2021:

Outstanding			Exercisable

	Weighted
	Average	Outstanding
Range of	Number	Remaining		Number	Weighted
Exercise	Outstanding	Contractual	Average	Exercisable	Average
Prices	at 12/31/2021	Life (in yrs)	Exercise Price	at 12/31/2021	Exercise Price
$0.01	5,000,000	0.5	0.004	5,000,000	$0.01
$0.01	3,750,000	2.1	0.002	3,750,000	$0.01
$0.01	12,000,000	2	$0.01	12,000,000	$0.01
$0.01	2,500,000	2.8	$0.01	2,500,000	$0.01
$0.01	10,000,000	8.2	$0.01	10,000,000	$0.01
$0.01	20,000,000	8.3	$0.01	20,000,000	$0.01
$0.01	2,096,875	3.6	$0.01	2,096,875	$0.01
$0.01	12,000,000	5	$0.01	12,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.2	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.3	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.4	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.5	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.6	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.7	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.8	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.9	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
	78,346,875			78,346,875

Schedule of warrant outstanding and exercisable

Outstanding			Exercisable

	Weighted
	Average	Outstanding
Range of	Number	Remaining		Number	Weighted
Exercise	Outstanding	Contractual	Average	Exercisable	Average
Prices	at 12/31/2021	Life (in yrs)	Exercise Price	at 12/31/2021	Exercise Price
$0.01	5,000,000	0.5	0.004	5,000,000	$0.01
$0.01	3,750,000	2.1	0.002	3,750,000	$0.01
$0.01	12,000,000	2	$0.01	12,000,000	$0.01
$0.01	2,500,000	2.8	$0.01	2,500,000	$0.01
$0.01	10,000,000	8.2	$0.01	10,000,000	$0.01
$0.01	20,000,000	8.3	$0.01	20,000,000	$0.01
$0.01	2,096,875	3.6	$0.01	2,096,875	$0.01
$0.01	12,000,000	5	$0.01	12,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.2	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.3	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.4	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.5	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.6	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.7	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.8	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.9	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
	78,346,875			78,346,875

Summary of outstanding and exercisable warrants
	Weighted
	Average	Weighted
Issued in	Number	Average
connection	Outstanding	Exercise	Date of	Date	Date of
with or for	at 12/31/2020	Price	Issue	Vested	Expiration
Financing	2,000,000	$0.01	May 15, 2018	May 15, 2018	May 15, 2018
Financing	5,000,000	$0.01	May 10, 2019	May 10, 2019	May 10, 2022
Financing	3,750,000	$0.01	Jan. 21, 2019	Jan. 21, 2019	Jan. 21, 2024
Financing	12,000,000	$0.01	Dec 31, 2020	Dec. 31, 2020	Dec. 31, 2023
Financing	2,500,000	$0.01	Aug. 19, 2019	Aug. 19, 2019	Aug. 19, 2024
	25,250,000

Schedule of restricted stock
					December 31, 2020
Name	Date of Grant	Number of Shares	Vest from	Vest To	Vested	Unvested	Forfeited
Mathew Kelley	4/17/13	1,250,000	4/30/13	3/31/14	1,250,000	—	—
	4/17/13	1,250,000	2/28/14	1/31/15	1,250,000	—	—

Richard J. Feldman	4/30/14	500,000	4/30/14	3/30/15	500,000	—	—
		500,000	4/30/15	3/30/16	375,000	—	125,000

Gary Gray	3/7/15	1,000,000	3/7/15	5/30/15	1,000,000	—	—

Ross Trevino	3/7/15	500,000	3/7/15	5/30/15	500,000	—	—
		5,000,000			4,875,000	—	125,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2021
	Amounts	Rate

Income tax expense at statutory federal rate of 21%	$470,000	21%
Increase (decrease) in valuation allowance	(470,000)	-21%
Income tax expense (benefit) at Company's effective tax rate	$—	0%

Schedule of deferred tax assets and liabilities
	TOTAL	Activity	TOTAL
	12/31/2020	2021	12/31/2021

Net Operating Loss Carryforward	$21,304,808	$(470,000)	$21,774,808

NOL tax benefit	$4,474,010	$(470,000)	$4,004,010
Stock based compensation	2,908,000	—	2,908,000
Accrued expenses	26,000	—	26,000
Amortization and depreciation	19,000	—	19,000
Impairment of intangible assets	243,000	—	243,000
Total Deferred Tax Assets	7,670,010	(470,000)	7,200,010

Valuation allowance	$7,670,010	$(470,000)	$7,670,010